Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	NOTE 10:- ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2020	2021

Government authorities	$10,348	$7,010
Accrued expenses and other liabilities	24,277	26,038

	$34,625	$33,048